UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number: __________
     This Amendment (Check only one.):     [  ] is a restatement.
                                           [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:         Westchester Capital Management, LLC
              -----------------------------------
Address:      100 Summit Lake Drive
              ---------------------
              Valhalla, NY 10595
              ------------------

Form 13F File Number:      028-14257


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Bruce Rubin
              -----------
Title:        Chief Operating Officer and Chief Compliance Officer
              ----------------------------------------------------
Phone:        914-741-5600
              ------------

Signature, Place, and Date of Signing:

   /s/ Bruce Rubin                      Valhalla, New York            02/14/12
---------------------------------       ---------------------         --------
          [Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       147

Form 13F Information Table Value Total:       $4,385,840 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name
---      --------------------       ----
1        28-11493                   Green & Smith Investment Management L.L.C.

FORM 13F
Westchester Capital Management, LLC
31-Dec-11

                                                                 Value    SHRS or  SH/ PUT/ Investment             Voting Authority
Name of Issuer                       Title of Class    CUSIP    x.$1000   PRN Amt  PRN CALL Discretion  Managers  Sole  Shares  None
99 Cents Only Stores                 com              65440K106   58,591  2,669,273 SH       (a) Sole             Sole
99 Cents Only Stores                 com              65440K106    1,901     86,600 SH       (b) Other      1     Sole
AT&T Inc.                            com              00206R102   93,236     30,832 SH  put  (a) Sole             Sole
AT&T Inc.                            com              00206R102    1,996        660 SH  put  (b) Other      1     Sole
AT&T Inc.                            com              00206R102  130,852  4,327,100 SH       (a) Sole             Sole
AT&T Inc.                            com              00206R102    2,830     93,600 SH       (b) Other      1     Sole
AT&T Inc.                            com              00206R102   34,664     11,463 SH  put  (a) Sole             Sole
AT&T Inc.                            com              00206R102      771        255 SH  put  (b) Other      1     Sole
Abbott Laboratories                  com              002824100   48,616    864,600 SH       (a) Sole             Sole
Abbott Laboratories                  com              002824100      888     15,800 SH       (b) Other      1     Sole
Abbott Laboratories                  com              002824100   35,897      6,384 SH  put  (a) Sole             Sole
Abbott Laboratories                  com              002824100      652        116 SH  put  (b) Other      1     Sole
Abbott Laboratories                  com              002824100   12,719      2,262 SH  put  (a) Sole             Sole
Abbott Laboratories                  com              002824100      236         42 SH  put  (b) Other      1     Sole
Advanced Micro Devices Inc.          note 5.750% 8/1  007903AN7      528    520,000 PRN      (a) Sole             Sole
Bank of America Corp.                7.25% cnv pfd l  060505682    2,083      2,650 SH       (a) Sole             Sole
Blue Coat Systems, Inc.              com              09534T508   65,004  2,554,200 SH       (a) Sole             Sole
Blue Coat Systems, Inc.              com              09534T508    1,420     55,800 SH       (b) Other      1     Sole
CenturyLink, Inc.                    com              156700106   60,506     16,265 SH  put  (a) Sole             Sole
CenturyLink, Inc.                    com              156700106    1,603        431 SH  put  (b) Other      1     Sole
CenturyLink, Inc.                    com              156700106   68,586  1,843,719 SH       (a) Sole             Sole
CenturyLink, Inc.                    com              156700106    1,838     49,421 SH       (b) Other      1     Sole
Chesapeake Energy Corporation        com              165167107   32,530  1,459,400 SH       (a) Sole             Sole
Chesapeake Energy Corporation        com              165167107      849     38,100 SH       (b) Other      1     Sole
Chesapeake Energy Corporation        com              165167107   21,653      9,714 SH  put  (a) Sole             Sole
Chesapeake Energy Corporation        com              165167107      637        286 SH  put  (b) Other      1     Sole
Chesapeake Energy Corporation        com              165167107   10,933      4,905 SH  put  (a) Sole             Sole
Chesapeake Energy Corporation        com              165167107      212         95 SH  put  (b) Other      1     Sole
Citigroup Inc.                       com new          172967424      789     30,000 SH       (a) Sole             Sole
Clorox Company Del                   com              189054109        7        100 SH       (a) Sole             Sole
Colgate-Palmolive Company            com              194162103   56,838    615,200 SH       (a) Sole             Sole
Colgate-Palmolive Company            com              194162103    1,515     16,400 SH       (b) Other      1     Sole
Colgate-Palmolive Company            com              194162103   56,838      6,152 SH  put  (a) Sole             Sole
Colgate-Palmolive Company            com              194162103    1,515        164 SH  put  (b) Other      1     Sole
Commercial Metals Company            com              201723103   17,664  1,277,200 SH       (a) Sole             Sole
Commercial Metals Company            com              201723103    1,007     72,800 SH       (b) Other      1     Sole
Commercial Metals Company            com              201723103   17,664     12,772 SH  put  (a) Sole             Sole
Commercial Metals Company            com              201723103    1,007        728 SH  put  (b) Other      1     Sole
ConocoPhillips                       com              20825C104   66,326    910,200 SH       (a) Sole             Sole
ConocoPhillips                       com              20825C104    1,166     16,000 SH       (b) Other      1     Sole
ConocoPhillips                       com              20825C104   66,326      9,102 SH  put  (a) Sole             Sole
ConocoPhillips                       com              20825C104    1,166        160 SH  put  (b) Other      1     Sole
Constellation Energy Group Inc.      com              210371100  136,398  3,438,320 SH       (a) Sole             Sole
Constellation Energy Group Inc.      com              210371100    2,785     70,200 SH       (b) Other      1     Sole
Delphi Financial Group, Inc.         cl a             247131105   25,685    579,800 SH       (a) Sole             Sole
Delphi Financial Group, Inc.         cl a             247131105      465     10,500 SH       (b) Other      1     Sole
DemandTec, Inc.                      com              24802R506    7,337    557,100 SH       (a) Sole             Sole
Dollar Thrifty Automotive Group,
  Inc.                               com              256743105  167,927  2,390,081 SH       (a) Sole             Sole
Dollar Thrifty Automotive Group,
  Inc.                               com              256743105    3,942     56,100 SH       (b) Other      1     Sole
EMC Corp. Mass                       com              268648102    4,903    227,600 SH       (a) Sole             Sole
EXCO Resources Inc.                  com              269279402   39,967  3,824,592 SH       (a) Sole             Sole
Eaton Vance Floating-Rate Income
  Trust                              com              278279104    1,321     92,807 SH       (a) Sole             Sole
El Paso Corporation                  com              28336L109  198,891  7,485,543 SH       (a) Sole             Sole
El Paso Corporation                  com              28336L109    4,183    157,420 SH       (b) Other      1     Sole
Select Sector SPDR Trust             sbi int-energy   81369Y506   34,434      4,981 SH  put  (a) Sole             Sole
Express Scripts, Inc.                com              302182100       16        361 SH       (a) Sole             Sole
General Electric Company             com              369604103    3,233    180,500 SH       (a) Sole             Sole
General Electric Company             com              369604103    3,278      1,830 SH  put  (a) Sole             Sole
Goodrich Corporation                 com              382388106  313,223  2,532,118 SH       (a) Sole             Sole
Goodrich Corporation                 com              382388106    6,180     49,962 SH       (b) Other      1     Sole
Harleysville Group Inc.              com              412824104       28        500 SH       (a) Sole             Sole
Harleysville Group Inc.              com              412824104      520      9,200 SH       (b) Other      1     Sole
Healthspring, Inc.                   com              42224N101  125,005  2,291,983 SH       (a) Sole             Sole
Healthspring, Inc.                   com              42224N101    2,844     52,143 SH       (b) Other      1     Sole
Huntsman Corporation                 com              447011107    9,333    933,300 SH       (a) Sole             Sole
Keycorp New                          pfd 7.75% sr a   493267405    3,082     29,157 SH       (a) Sole             Sole
Kimberly-Clark Corporation           com              494368103    1,567     21,300 SH       (a) Sole             Sole
Kimberly-Clark Corporation           com              494368103    1,567        213 SH  put  (a) Sole             Sole
LoopNet, Inc.                        com              543524300    3,276    179,218 SH       (a) Sole             Sole
LoopNet, Inc.                        com              543524300      976     53,382 SH       (b) Other      1     Sole
Magma Design Automation, Inc.        com              559181102   22,991  3,202,115 SH       (a) Sole             Sole
Magma Design Automation, Inc.        com              559181102      949    132,200 SH       (b) Other      1     Sole
Marriott International Inc.          cl a             571903202   16,887    578,900 SH       (a) Sole             Sole
Select Sector SPDR Trust             sbi materials    81369Y100    2,151        642 SH  put  (a) Sole             Sole
Select Sector SPDR Trust             sbi materials    81369Y100      201         60 SH  put  (b) Other      1     Sole
Medco Health Solutions, Inc.         com              58405U102   60,222  1,077,312 SH       (a) Sole             Sole
Medco Health Solutions, Inc.         com              58405U102    1,155     20,670 SH       (b) Other      1     Sole
Merck & Co. Inc.                     com              58933Y105    2,850        756 SH  put  (a) Sole             Sole
Merck & Co. Inc.                     com              58933Y105    2,850     75,600 SH       (a) Sole             Sole
Motorola Mobility Holdings, Inc.     com              620097105  305,212  7,866,277 SH       (a) Sole             Sole
Motorola Mobility Holdings, Inc.     com              620097105    6,105    157,351 SH       (b) Other      1     Sole
NYSE Euronext                        com              629491101   94,602  3,624,586 SH       (a) Sole             Sole
NYSE Euronext                        com              629491101    1,151     44,114 SH       (b) Other      1     Sole
National Westminster Bank plc        spon adr c       638539882    2,225    132,600 SH       (a) Sole             Sole
NetLogic Microsystems Inc.           com              64118B100  186,708  3,766,554 SH       (a) Sole             Sole
NetLogic Microsystems Inc.           com              64118B100    3,579     72,204 SH       (b) Other      1     Sole
Novellus Systems, Inc.               com              670008101   59,817  1,448,700 SH       (a) Sole             Sole
Novellus Systems, Inc.               com              670008101    1,086     26,300 SH       (b) Other      1     Sole
Pfizer Inc.                          com              717081103   13,365    617,600 SH       (a) Sole             Sole
Pfizer Inc.                          com              717081103   13,365      6,176 SH  put  (a) Sole             Sole
Pharmasset, Inc.                     com              71715N106   74,882    584,100 SH       (a) Sole             Sole
Pharmasset, Inc.                     com              71715N106    1,397     10,900 SH       (b) Other      1     Sole
Progress Energy Inc.                 com              743263105   66,927  1,194,690 SH       (a) Sole             Sole
Progress Energy Inc.                 com              743263105    1,433     25,581 SH       (b) Other      1     Sole
RSC Holdings, Inc.                   com              74972L102   16,293    880,700 SH       (a) Sole             Sole
RSC Holdings, Inc.                   com              74972L102      925     50,000 SH       (b) Other      1     Sole
RightNow Technologies, Inc.          com              76657R106    1,372     32,100 SH       (a) Sole             Sole
Rio Tinto plc ADR                    spon adr         767204100   16,059    328,271 SH       (a) Sole             Sole
Rio Tinto plc ADR                    spon adr         767204100      621     12,700 SH       (b) Other      1     Sole
Royal Bank of Scotland plc           spon adr ser h   780097879      888     56,035 SH       (a) Sole             Sole
SPDR Series Trust                    s&p retail etf   78464A714    2,060        392 SH  put  (a) Sole             Sole
SPDR Series Trust                    s&p retail etf   78464A714       47          9 SH  put  (b) Other      1     Sole
SPDR S&P 500 ETF Trust               tr unit          78462F103  147,914     11,786 SH  put  (a) Sole             Sole
SPDR S&P 500 ETF Trust               tr unit          78462F103    2,686        214 SH  put  (b) Other      1     Sole
Sara Lee Corp.                       com              803111103   44,313  2,342,100 SH       (a) Sole             Sole
Sara Lee Corp.                       com              803111103    2,195    116,000 SH       (b) Other      1     Sole
Sara Lee Jan.15 put                  com              803111103   44,313     23,421 SH  put  (a) Sole             Sole
Sara Lee Jan.15 put                  com              803111103    2,195      1,160 SH  put  (b) Other      1     Sole
SonoSite, Inc.                       com              83568G104    8,078    149,986 SH       (a) Sole             Sole
SonoSite, Inc.                       com              83568G104      474      8,800 SH       (b) Other      1     Sole
Southern Union Company New           com              844030106  126,574  3,005,806 SH       (a) Sole             Sole
Southern Union Company New           com              844030106    3,592     85,300 SH       (b) Other      1     Sole
SuccessFactors, Inc.                 com              864596101  178,203  4,469,597 SH       (a) Sole             Sole
SuccessFactors, Inc.                 com              864596101    3,393     85,100 SH       (b) Other      1     Sole
Select Sector SPDR Trust             technology       81369Y803    5,792      2,276 SH       (a) Sole             Sole
Telephone and Data Systems, Inc.     spl com          879433860    3,203    134,524 SH       (a) Sole             Sole
Telephone and Data Systems, Inc.     spl com          879433860      762     32,008 SH       (b) Other      1     Sole
Temple-Inland Inc.                   com              879868107  183,893  5,799,207 SH       (a) Sole             Sole
Temple-Inland Inc.                   com              879868107    3,807    120,058 SH       (b) Other      1     Sole
Transatlantic Holdings, Inc.         com              893521104   80,408  1,469,169 SH       (a) Sole             Sole
Transatlantic Holdings, Inc.         com              893521104    1,549     28,300 SH       (b) Other      1     Sole
Validus Holdings Ltd.                com shs          G9319H102        4        117 SH       (a) Sole             Sole
Verizon Communications Inc.          com              92343V104   17,524    436,800 SH       (a) Sole             Sole
Verizon Communications Inc.          com              92343V104      522     13,000 SH       (b) Other      1     Sole
Verizon Communications Inc.          com              92343V104   17,139      4,272 SH  put  (a) Sole             Sole
Verizon Communications Inc.          com              92343V104      522        130 SH  put  (b) Other      1     Sole
Vulcan Materials Company             com              929160109   25,121    638,400 SH       (a) Sole             Sole
Vulcan Materials Company             com              929160109      456     11,600 SH       (b) Other      1     Sole
Vulcan Materials Company             com              929160109   12,561      3,192 SH       (a) Sole             Sole
Vulcan Materials Company             com              929160109      228         58 SH       (b) Other      1     Sole
Walgreen Company                     com              931422109   58,662  1,774,400 SH       (a) Sole             Sole
Walgreen Company                     com              931422109    1,508     45,600 SH       (b) Other      1     Sole
Walgreen Company                     com              931422109   58,662     17,744 SH  put  (a) Sole             Sole
Walgreen Company                     com              931422109    1,508        456 SH  put  (b) Other      1     Sole
Wells Fargo & Co.                    perp pfd cnv a   949746804    2,640      2,500 SH       (a) Sole             Sole
Williams Companies, Inc.             com              969457100   50,316     15,238 SH  put  (a) Sole             Sole
Williams Companies, Inc.             com              969457100      958        290 SH  put  (b) Other      1     Sole
Williams Companies, Inc.             com              969457100   10,378      3,143 SH  put  (a) Sole             Sole
Williams Companies, Inc.             com              969457100      188         57 SH  put  (b) Other      1     Sole
Williams Companies, Inc.             com              969457100   60,694  1,838,100 SH       (a) Sole             Sole
Williams Companies, Inc.             com              969457100    1,146     34,700 SH       (b) Other      1     Sole
Winn-Dixie Stores, Inc.              com              974280307   10,265  1,094,378 SH       (a) Sole             Sole
Winn-Dixie Stores, Inc.              com              974280307    1,380    147,096 SH       (b) Other      1     Sole
Yahoo! Inc.                          com              984332106   77,687  4,816,300 SH       (a) Sole             Sole
Yahoo! Inc.                          com              984332106    1,463     90,700 SH       (b) Other      1     Sole
Yahoo! Inc.                          com               yhoo 120   64,702     40,113 SH  put  (a) Sole             Sole
Yahoo! Inc.                          com               yhoo 120    1,463        907 SH  put  (b) Other      1     Sole
TOTAL                                                          4,385,840